Concentrations - Schedule of Revenue Derived from Customers (Detail) - Seaspan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Wide Revenue Major Customer [Line Items]
Revenue	$ 1,131.5	$ 1,096.3	$ 831.3
COSCO [Member]
Entity Wide Revenue Major Customer [Line Items]
Revenue	407.4	412.3	387.7
Yang Ming Marine [Member]
Entity Wide Revenue Major Customer [Line Items]
Revenue	257.5	235.6	141.5
ONE [Member]
Entity Wide Revenue Major Customer [Line Items]
Revenue	199.4	241.6	199.7
Other [Member]
Entity Wide Revenue Major Customer [Line Items]
Revenue	$ 267.2	$ 206.8	$ 102.4